Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011
	(in thousands)
Cost:
Computers and peripheral equipment	$8,604	$10,150
Office furniture and equipment	611	842
Leasehold improvements	465	534
Motor vehicles	56	204

	9,736	11,730

Accumulated Depreciation:
Computers and peripheral equipment	8,243	9,512
Office furniture and equipment	474	636
Leasehold improvements	429	457
Motor vehicles	28	104

	9,174	10,709

Depreciation cost	$562	$1,021